TRANSACTIONS AND BALANCES WITH RELATED PARTIES, Main Transactions with Related Parties (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Statement of financial position [Abstract]
Direct loans		S/ 1,848,299	S/ 1,909,516
Investments (i)	[1]	871,779	1,165,661
Deposits (ii)	[2]	(768,564)	(1,582,412)
Derivatives at fair value		2,325	4,408
Statement of income [Abstract]
Interest income related to loans		39,603	57,373
Interest expenses related to deposits		(16,236)	(17,212)
Other income		10,243	24,411
Off-balance sheet [Abstract]
Indirect loans		459,562	431,089
Allowance for loan losses for related parties		S/ 23,400	S/ 9,100
Soles Average Interest Rate [Member]
Off-balance sheet [Abstract]
Borrowings, interest rate		6.37%	5.33%
Foreign Currency Average Interest Rate [Member]
Off-balance sheet [Abstract]
Borrowings, interest rate		4.03%	4.45%
Investments in Bonds [Member]
Statement of financial position [Abstract]
Investments (i)		S/ 183,300
Alicorp S.A.A [Member] | Investments in Shares [Member]
Statement of financial position [Abstract]
Investments (i)		137,700	S/ 120,900
Alicorp S.A.A [Member] | Investments in Bonds [Member]
Statement of financial position [Abstract]
Investments (i)			208,200
Cementos Pacasmayo S.A [Member] | Investments in Bonds [Member]
Statement of financial position [Abstract]
Investments (i)		178,600	174,400
Inversiones Centenario [Member] | Investments in Shares [Member]
Statement of financial position [Abstract]
Investments (i)		184,800	196,500
Employees, Directors, Key Management and Family Members [Member]
Statement of financial position [Abstract]
Direct loans		S/ 1,054,700	S/ 1,062,100

[1]	During the year 2021, the balance includes mainly S/183.3 million of corporate bonds, S/178.6 million of corporate bonds issued by Cementos Pacasmayo S.A., S/137.7 million of shares of Alicorp S.A.A. and S/184.8 million of shares of Inversiones Centenario. The decrease in the balance corresponds mainly to the fluctuation that negatively affected the investments in shares of Inversiones Centenario and Alicorp S.A.A.A.During the year 2020, the balance mainly includes S/208.2 million of corporate bonds and S/120.9 million of Alicorp S.A.A. shares, S174.4 million of corporate bonds issued by Cementos Pacasmayo S.A., and S/196.5 million of Inversiones Centenario shares.
[2]	Corresponds to deposits from legal entities and individuals. As of December 31, 2021 and 2020, the balance corresponds mainly to Inversiones Piuranas S.A., Cementos Pacasmayo S.A.A. and Grupo Piurano de Inversiones S.A. and the decrease in deposits in 2021 with respect to 2020 is due to the fact that these entities carried out fewer operations.